ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	$ 32,329	$ 28,662
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	269
Accounts receivable and other	871
Property, plant and equipment	500
Identifiable intangible assets recognised as of acquisition date	3,467
Goodwill	3,466
Total assets	8,573
Accounts payable and other	(898)
Non-recourse borrowings	(1,249)
Deferred income tax liabilities	(758)
Total liabilities	(2,905)
Identifiable assets acquired (liabilities assumed)	5,668
Consideration transferred, acquisition-date fair value	5,668
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	18
Accounts receivable and other	10
Property, plant and equipment	255
Identifiable intangible assets recognised as of acquisition date	69
Goodwill	170
Total assets	522
Accounts payable and other	(39)
Non-recourse borrowings	(1)
Deferred income tax liabilities	(40)
Total liabilities	(80)
Identifiable assets acquired (liabilities assumed)	442
Consideration transferred, acquisition-date fair value	442
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	10
Accounts receivable and other	28
Property, plant and equipment	125
Identifiable intangible assets recognised as of acquisition date	0
Goodwill	0
Total assets	163
Accounts payable and other	(18)
Non-recourse borrowings	(50)
Deferred income tax liabilities	0
Total liabilities	(68)
Identifiable assets acquired (liabilities assumed)	95
Consideration transferred, acquisition-date fair value	95
Total | Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	241
Accounts receivable and other	833
Property, plant and equipment	120
Identifiable intangible assets recognised as of acquisition date	3,398
Goodwill	3,296
Total assets	7,888
Accounts payable and other	(841)
Non-recourse borrowings	(1,198)
Deferred income tax liabilities	(718)
Total liabilities	(2,757)
Identifiable assets acquired (liabilities assumed)	5,131
Consideration transferred, acquisition-date fair value	$ 5,131